Balance Sheets - Parenthetical - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Details
Available-for-sale Debt Securities, Amortized Cost Basis	$ 11,037	$ 12,698
Common Stock, Par or Stated Value Per Share	$ 5	$ 5
Common Stock, Shares Authorized	1,000	1,000
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Tax expense (benefit) in Accumulated Other Comprehensive Income	$ (175)	$ (122)